Operating Segments - Operating Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Operating Segment Assets
Operating Segment Assets, gross	$ 893,755	$ 816,675	$ 729,708	$ 710,916	$ 696,107	$ 685,908
Intersegment eliminations	(264,718)	(219,838)	(209,416)	(202,140)	(197,333)	(178,705)
TOTAL ASSETS	629,037	596,837	520,292	508,776	498,774	507,203	[1],[2]
Venezuela [Member]
Operating Segment Assets
Operating Segment Assets, gross	465,767	416,792	408,923	388,617	365,635	348,802
Indonesia [Member]
Operating Segment Assets
Operating Segment Assets, gross	10,569	10,959	10,494	10,622	12,503	14,593	[3]
Gabon [Member]
Operating Segment Assets
Operating Segment Assets, gross	113,598	80,908	55,606	54,492	54,899	55,505	[3]
United States [Member]
Operating Segment Assets
Operating Segment Assets, gross	303,653	307,703	248,016	250,650	256,484	259,856	[3]
Oman [Member]
Operating Segment Assets
Operating Segment Assets, gross	$ 168	$ 313				$ 7,152

[1]	Relates to a deferred tax asset that was erroneously reported gross of the related liability.
[2]	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
[3]	Relates to elimination of intrasegment receivables erroneously reported gross of related intrasegment payable.